Financial assets, liabilities and financial results (telecom activities) - Bonds - Outstanding amount (Details)
€ in Millions, د.م. in Millions, £ in Millions, kr in Millions, XOF in Millions, SFr in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 MAD (د.م.)	Dec. 31, 2023 XOF	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016	Mar. 31, 2014
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 28,623								€ 29,654	€ 28,737
Borrowings		28,919								29,943	29,010
Accrued interest		443								454	445
Amortized cost		(147)								(164)	(172)
Total debt amount in statement of financial position		28,919								29,943	29,010
Bonds matured before end of current fiscal year
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond										1,377	1,876
Bonds Maturing June 29, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 700								700	700
Interest rate (as a percent)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount		€ 700
Bonds Maturing June 3, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 17								24
Interest rate (as a percent)		2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Notional amount | د.م.				د.م. 300
Bonds maturing July 16, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Notional amount | XOF					XOF 100,000
Bonds maturing September 11, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 500
Interest rate (as a percent)		3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%	3.875%
Notional amount		€ 500						£ 500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Notional amount		€ 500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount		€ 750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%
Notional amount | $			$ 700
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.55%	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%	3.55%
Notional amount | $			$ 410
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 650								650	650
Interest rate (as a percent)		3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Notional amount		€ 650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,250								1,250	1,250
Interest rate (as a percent)		1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Notional amount		€ 1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750	750
Interest rate (as a percent)		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount		€ 750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 800								800	800
Interest rate (as a percent)		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Notional amount		€ 800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 44								48	50
Interest rate (as a percent)		3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Notional amount | kr						kr 500
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 432								406	387
Interest rate (as a percent)		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Notional amount | SFr							SFr 400
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 302								296	312
Interest rate (as a percent)		5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
Notional amount | £								£ 350
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 28								42	59
Interest rate (as a percent)		3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%
Notional amount | د.م.				د.م. 1,090
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 19								28	39
Notional amount | د.م.				د.م. 720
Bonds maturing December 18, 2025, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Bonds maturing June 3, 2026 Variable Rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 69								94
Notional amount | د.م.				د.م. 1,200
Bonds maturing June 3, 2026 Variable Rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750	750
Interest rate (as a percent)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Notional amount		€ 750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 75								75	75
Interest rate (as a percent)		4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Notional amount		€ 75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 39								51	68
Interest rate (as a percent)		3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Notional amount | د.م.				د.م. 1,002
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 31								40	54
Notional amount | د.م.				د.م. 788
Bonds maturing December 10, 2026, variable rate [member] | One year BDT rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750	750
Interest rate (as a percent)		0.875%	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Notional amount		€ 750
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750	750
Interest rate (as a percent)		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Notional amount		€ 750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 122								152	152
Interest rate (as a percent)		6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Notional amount | XOF					XOF 100,000
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 500								500	500
Interest rate (as a percent)		1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Notional amount		€ 500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,000								1,000	1,000
Interest rate (as a percent)		1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount		€ 1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 50								50	50
Interest rate (as a percent)		3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%	3.22%
Notional amount		€ 50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 71								76	80
Interest rate (as a percent)		2.955%	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%	2.955%
Notional amount | kr						kr 800
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 575								564	595
Interest rate (as a percent)		8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount | £								£ 500
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,250								1,250	1,250
Interest rate (as a percent)		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Notional amount		€ 1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 150								150	150
Interest rate (as a percent)		3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Notional amount		€ 150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 108								102	97
Interest rate (as a percent)		0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount | SFr							SFr 100
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 500								500	500
Interest rate (as a percent)		0.125%	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%	0.125%
Notional amount		€ 500
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,000								1,000	1,000
Interest rate (as a percent)		1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount		€ 1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,200								1,200	1,200
Interest rate (as a percent)		1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Notional amount		€ 1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 105								105	105
Interest rate (as a percent)		2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Notional amount		€ 105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 100								100	100
Bonds Variable Interest Rate Cap		4.00%
Bonds Variable Interest Rate Floor		0.00%
Interest rate (as a percent)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			2.00%
Notional amount		€ 100
Bonds maturing November 6, 2030 [member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Bonds Variable Interest Rate Cap	5.00%
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		2,227								2,308	2,173
Borrowings		2,300							$ 2,500
Total debt amount in statement of financial position		€ 2,300							$ 2,500
Interest rate (as a percent)		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%				8.75%
Notional amount | $									$ 2,500
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 300								300	300
Interest rate (as a percent)		1.342%	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%	1.342%
Notional amount		€ 300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 82								79	75
Interest rate (as a percent)		4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Notional amount		€ 50
Bonds maturing November 16, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750
Interest rate (as a percent)		3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%
Notional amount		€ 750
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 83								80	77
Interest rate (as a percent)		4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Notional amount		€ 50
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 80								77	74
Interest rate (as a percent)		4.45%	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%	4.45%
Notional amount		€ 50
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 863								846	893
Interest rate (as a percent)		3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Notional amount | £								£ 750
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750	750
Interest rate (as a percent)		1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
Notional amount		€ 750
Bonds maturing May 18, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 500								500
Interest rate (as a percent)		2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
Notional amount		€ 500
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,000								1,000	1,000
Interest rate (as a percent)		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Notional amount		€ 1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,500								1,500	1,500
Interest rate (as a percent)		8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%	8.125%
Notional amount		€ 1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 55								55	55
Interest rate (as a percent)		3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional amount		€ 55
Bonds Maturing December 16, 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 1,000								1,000	1,000
Interest rate (as a percent)		0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Notional amount		€ 1,000
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 575								564	595
Interest rate (as a percent)		5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Notional amount		€ 500
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 109								113	106
Interest rate (as a percent)		3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Notional amount		€ 939
Bonds Maturing June 29 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 800								800	800
Interest rate (as a percent)		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Notional amount		€ 800
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 300								300	300
Interest rate (as a percent)		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Notional amount		€ 300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 50								50	50
Interest rate (as a percent)		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Notional amount		€ 50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 814								844	795
Interest rate (as a percent)		5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount		€ 900
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 769								797	750
Interest rate (as a percent)		5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Notional amount		€ 850
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 750								750	750
Interest rate (as a percent)		1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Notional amount		€ 750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 575								€ 564	€ 595
Interest rate (as a percent)		5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Notional amount | £								£ 500